LEASES (Schedule of Weighted-Average Remaining Lease Term and Discount Rate) (Details)	Dec. 31, 2025	Dec. 31, 2024
Leases [Abstract]
Weighted average remaining lease term	8 years 3 months 29 days	8 years 7 months 28 days
Weighted average discount rate	5.63%	5.53%